Document and Entity Information	0 Months Ended
Sep. 26, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 26, 2013
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 26, 2013
Prospectus Date	May 01, 2013
ESG Managers Growth Portfolio | Class A
Risk/Return:
Trading Symbol	PAGAX
ESG Managers Growth Portfolio | Class C
Risk/Return:
Trading Symbol	PAGCX
ESG Managers Growth Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PAGIX
ESG Managers Growth and Income Portfolio | Class A
Risk/Return:
Trading Symbol	PGPAX
ESG Managers Growth and Income Portfolio | Class C
Risk/Return:
Trading Symbol	PWCCX
ESG Managers Growth and Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PMIIX
ESG Managers Balanced Portfolio | Class A
Risk/Return:
Trading Symbol	PMPAX
ESG Managers Balanced Portfolio | Class C
Risk/Return:
Trading Symbol	PWPCX
ESG Managers Balanced Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PWPIX
ESG Managers Income Portfolio | Class A
Risk/Return:
Trading Symbol	PWMAX
ESG Managers Income Portfolio | Class C
Risk/Return:
Trading Symbol	PWMCX
ESG Managers Income Portfolio | Institutional Class
Risk/Return:
Trading Symbol	PWMIX